Related Party Transactions	2 Months Ended
Feb. 28, 2017
Related Party Transactions [Abstract]
Related Party Transactions

10. RELATED PARTY TRANSACTIONS

From January 1, 2017 to February 28, 2017
Professional Fee
Related Party A	$60,000

Directors of related party A are the investment managers of Greenpro Asia Strategic SPC- Greenpro Asia Strategic Fund SP.